Financial instruments - additional disclosures (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	$ (4,749)	$ (4,360)
Potential inflows in various currencies - from financial derivative assets	4,654	4,447
Not later than one month [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(953)	(1,087)
Potential inflows in various currencies - from financial derivative assets	928	1,109
Later than one month and not later than three months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(972)	(1,246)
Potential inflows in various currencies - from financial derivative assets	948	1,287
Later than three month and not later than twelve months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Potential outflows in various currencies - from financial derivative liabilities	(2,824)	(2,027)
Potential inflows in various currencies - from financial derivative assets	$ 2,778	$ 2,051